Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Marketable securities held in Trust Account	$ 207,415,640	$ 205,314,566	$ 201,748,422